Revenue - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023 USD ($) Segment	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Revenue [Line Items]
Number of reportable segments | Segment	3
Advance from customers reclassified as contract liabilities	$ 73,850,000
Revenue	593,036,000	$ 303,922,000	$ 163,440,000
Customer Loyalty Programs and Advance Received from GDS Provider [Member]
Revenue [Line Items]
Revenue	1,177,000	1,748,000
Refund paid to customers	0	30,000
Deferred income reclassified as contract liabilities	1,519,000	1,338,000	2,298,000
Advance Consideration Received for Future Bookings [Member]
Revenue [Line Items]
Advance from customers reclassified as contract liabilities		51,900,000	$ 31,878,000
Revenue	42,462,000	20,506,000
Refund paid to customers	$ 5,171,000	$ 8,228,000